Summary of Significant Accounting Policies - Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 14,343	$ 19,344	$ 17,040	$ 16,890
Restricted cash	3,842	3,526	1,163	1,762
Total	$ 18,185	$ 22,870	$ 18,203	$ 18,652	$ 1,383